Primary sources of funding - by maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 9,667,300	$ 5,584,862
[custom:DepositsFromCustomersFunding-0]	$ 7,728,108	$ 4,445,705
[custom:DepositsFromCustomers1]	99.00%	91.00%
[custom:DepositsFromCustomersRdbV-0]	$ 31,557	$ 90,360
[custom:DepositsFromCustomers2-0]	1.00%	2.00%
[custom:TimeDeposit-0]	$ 19,181	$ 19,513
[custom:TimeDeposit1-0]	0.00%	0.00%
[custom:InstrumentsEligibleAsCapital-0]	$ 12,056	$ 15,492
[custom:InstrumentsEligibleAsCapital1-0]	0.00%	0.00%
[custom:SeniorPreferredShares-0]		328,394,000
[custom:SeniorPreferredShares1-0]	0.00%	7.00%
[custom:DepositsFromCustomersOne-0]	$ 7,790,902	$ 4,899,464
[custom:TotalDepositsFromCustomers-0]	100.00%
[custom:TotalDepositsFromCustomers2-0]		100.00%
Not Later Than Twelvemonth [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 7,663,355	$ 4,415,892
[custom:DepositsFromCustomersRdbV-0]	$ 31,557	$ 90,360
[custom:DepositsFromCustomers2-0]	771409300000.00%	450625200000.00%
[custom:TimeDeposit-0]	$ 19,181	$ (0)
[custom:InstrumentsEligibleAsCapital-0]		$ (0)
[custom:SeniorPreferredShares-0]
Not Over Than Twelvemonth [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 64,753	$ 29,813
[custom:DepositsFromCustomers2-0]	7680900000.00%	39321200000.00%
[custom:TimeDeposit-0]		$ 19,513
[custom:InstrumentsEligibleAsCapital-0]	$ 12,056	$ 15,492
[custom:SeniorPreferredShares-0]		328,394